PROPERTY, PLANT AND EQUIPMENT (Details) R$ in Thousands			12 Months Ended
	Nov. 28, 2019 item	Jul. 24, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			R$ 34,115,327	R$ 33,222,316
Initial adoption IFRS 16 effects			8,618,072
Transfers of goods destined for sale			(347,426)
Subletting			(10,310)
Additions			8,862,362	6,964,798
Write-offs, net			(183,321)	(40,193)
Net transfers			(85,500)	(186,308)
Depreciation			(8,132,152)	(5,845,286)
Business combinations			10,212
Balance at end of the period			42,847,264	34,115,327	R$ 33,222,316
Proceeds from sale of assets			698,643	9,053	20,672
Number of towers sold | item	1,909
Tambor and Curitiba (CIC) data centers
PROPERTY, PLANT AND EQUIPMENT
Proceeds from sale of assets		R$ 419,690	419,690
Gain on sale of assets		R$ 64,275	64,275
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			120,456,916
Balance at end of the period			136,374,026	120,456,916
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			(86,341,589)
Balance at end of the period			(93,526,762)	(86,341,589)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			24,668,212	22,809,109
Initial adoption IFRS 16 effects			91,836
Transfers of goods destined for sale			(1,183)
Additions			114,517	10,670
Write-offs, net			(17,069)	(45,719)
Net transfers			4,265,573	5,380,744
Depreciation			(3,936,572)	(3,486,592)
Balance at end of the period			25,185,314	24,668,212	22,809,109
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			79,002,102
Balance at end of the period			83,028,079	79,002,102
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			(54,333,890)
Balance at end of the period			(57,842,765)	(54,333,890)
Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			2,571,084	2,724,332
Additions			142,975	129,640
Write-offs, net			(268)	(1,721)
Net transfers			1,299,368	1,098,380
Depreciation			(1,426,890)	(1,379,547)
Business combinations			9
Balance at end of the period			2,586,278	2,571,084	2,724,332
Terminal equipment / modems | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			18,033,246
Balance at end of the period			19,329,470	18,033,246
Terminal equipment / modems | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			(15,462,162)
Balance at end of the period			(16,743,192)	(15,462,162)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			3,769,088	3,885,297
Initial adoption IFRS 16 effects			8,526,236
Transfers of goods destined for sale			(248,175)
Subletting			(10,310)
Additions			1,790,185	101,798
Write-offs, net			(139,857)	(8,461)
Net transfers			504,010	449,369
Depreciation			(2,471,456)	(658,915)
Business combinations			343
Balance at end of the period			11,720,064	3,769,088	3,885,297
Write offs, net related to cancellation of lease agreements			12,065
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			16,154,562
Balance at end of the period			26,269,769	16,154,562
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			(12,385,474)
Balance at end of the period			(14,549,705)	(12,385,474)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			314,832	314,353
Transfers of goods destined for sale			(30,585)
Additions				550
Write-offs, net			(5,735)	(71)
Balance at end of the period			278,512	314,832	314,353
Land | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			314,832
Balance at end of the period			278,512	314,832
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			836,107	830,452
Transfers of goods destined for sale			(67,143)
Additions			258,854	204,041
Write-offs, net			(2,182)	(2,926)
Net transfers			88,100	124,772
Depreciation			(297,234)	(320,232)
Business combinations			10,551
Balance at end of the period			827,053	836,107	830,452
Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			4,996,170
Balance at end of the period			5,218,153	4,996,170
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			(4,160,063)
Balance at end of the period			(4,391,100)	(4,160,063)
Estimated losses | Estimated losses for impairment or obsolescence
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			(156,892)	(228,052)
Additions			(20,465)	(8,975)
Write-offs, net			3,540	80,135
Business combinations			(691)
Balance at end of the period			(174,508)	(156,892)	(228,052)
Assets and facilities under construction
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			2,112,896	2,886,825
Transfers of goods destined for sale			(340)
Additions			6,576,296	6,527,074
Write-offs, net			(21,750)	(61,430)
Net transfers			(6,242,551)	(7,239,573)
Balance at end of the period			2,424,551	2,112,896	R$ 2,886,825
Assets and facilities under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period			2,112,896
Balance at end of the period			R$ 2,424,551	R$ 2,112,896